.Balance Sheet Data	12 Months Ended
Dec. 31, 2011
Basis of Presentation and Balance Sheet Data [Abstract]
Balance Sheet Data

8. Balance Sheet Data

Accounts Receivable

Accounts receivable, net of related party receivables and the related allowance for doubtful accounts, consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Accounts receivable—trade	$268.7	$209.8
Receivable from insurers(1)	—	33.1
Other	2.6	1.7

Total	271.3	244.6
Allowance for doubtful accounts	(0.4)	(0.8)

Net	$270.9	$243.8

(1)	Receivables from insurers relate to reimbursements of certain environmental expenditures. Environmental-related receivables not expected to be collected within one year from the balance sheet date are reflected in “Other Long-Term Assets” on the Consolidated Balance Sheets.

Inventories

Inventories, net of allowance for obsolete inventories and supplies, consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Raw materials	$123.5	$62.7
Work-in-process	9.0	6.9
Finished goods(1)	130.3	80.0
Materials and supplies, net(2)	48.4	48.8

Total	$311.2	$198.4

(1)	Includes inventory on consignment to others of approximately $12.0 million and $8.1 million at December 31, 2011 and 2010, respectively.
(2)	Materials and supplies consist of processing chemicals, maintenance supplies and spare parts, which will be consumed directly and indirectly in the production of the Company’s products.

Prepaid and Other Current Assets

Prepaid and other current assets consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Prepaid expenses	$10.2	$17.6
Environmental settlement escrows(1)	—	41.3
Cash collateralized letters of credit and surety bonds	4.9	78.2
Other	6.6	7.7

Total	$21.7	$144.8

(1)	Funds held in escrow related to the environmental settlement agreement that were released at time of funding the environmental trusts.

Property, Plant and Equipment

Property, plant and equipment, net consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Land	$24.2	$33.3
Buildings	44.9	93.1
Machinery and equipment	417.1	995.1
Construction-in-progress	49.1	46.2
Mineral leaseholds	42.0	12.4
Other	33.1	62.7

Total	610.4	1,242.8
Less accumulated depreciation, depletion and amortization	(55.9)	(927.3)

Net	$554.5	$315.5

Depreciation expense for the eleven months ended December 31, 2011, one month ended January 31, 2011 and years ended December 31, 2010 and 2009 was $55.9 million, $3.8 million, $46.9 million and $49.8 million, respectively.

Other Long-Term Assets

Other long-term assets consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Receivable from the U.S. Department of Energy(1)	$—	$3.6
Investments in equity method investees(2)	—	14.8
Debt issuance costs, net	8.4	14.8
Deferred tax benefits	9.0	9.4
Other, net	3.2	4.1

Total	$20.6	$46.7

(1)	See Note 21.
(2)	The Company had an interest of approximately 30% in Basic Management, Inc. and Subsidiaries (“BMI”). BMIs combined financial statements included The Landwell Company, L.P., a limited partnership in which the Company had a direct interest of approximately 30%. The Company accounted for its investment in these companies under the equity method. Upon emergence from bankruptcy, these assets were transferred to the environmental trusts and the Company no longer has any ownership or investment in these companies.

Accrued Liabilities

Accrued liabilities consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Employee-related costs and benefits	$26.3	$23.1
Sales rebates	8.2	7.6
Taxes other than income taxes	5.2	8.3
Interest	1.3	1.3
Asset retirement obligations	0.9	1.4
Reserves for environmental remediation and restoration	0.1	0.2
Other	3.7	3.8

Total	$45.7	$45.7

Noncurrent Liabilities—Other

Noncurrent liabilities—other consisted of the following at December 31, 2011 and 2010:

	Successor	Predecessor
	December 31, 2011	December 31, 2010
	(Millions of dollars)
Reserve for uncertain tax positions	$0.9	$19.1
Asset retirement obligations	29.2	17.9
Reserve for workers’ compensation and general liability claims	8.5	8.2
Reserves for environmental remediation and restoration	0.5	0.6
Other	1.9	1.6

Total	$41.0	$47.4